Computer Software - Schedule of Changes in Computer Software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	$ 935
Balance as of December 31	1,236	$ 935
Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	853
Balance as of December 31	852	853
Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	77
Balance as of December 31	380	77
Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	5
Balance as of December 31	4	5
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Disposals of businesses	(104)	(36)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Amortization	(512)	(485)
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	5,398	4,918
Additions	847	608
Removed from service	(192)	(24)
Disposals of businesses	(219)	(91)
Translation and other, net	24	(13)
Balance as of December 31	5,858	5,398
Computer software [member] | Gross carrying amount [member] | Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	5,054	4,654
Additions	472	519
Removed from service	(190)	(16)
Disposals of businesses	(219)	(91)
Translation and other, net	23	(12)
Balance as of December 31	5,140	5,054
Computer software [member] | Gross carrying amount [member] | Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	264	178
Additions	374	87
Removed from service	(2)
Disposals of businesses	0
Translation and other, net	0	(1)
Balance as of December 31	636	264
Computer software [member] | Gross carrying amount [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	80	86
Additions	1	2
Removed from service	0	(8)
Disposals of businesses	0
Translation and other, net	1
Balance as of December 31	82	80
Computer software [member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	(4,463)	(4,096)
Amortization	(512)	(485)
Removed from service	192	24
Disposals of businesses	183	81
Translation and other, net	(22)	13
Balance as of December 31	(4,622)	(4,463)
Computer software [member] | Accumulated Amortization [Member] | Internally Developed [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	(4,201)	(3,867)
Amortization	(437)	(440)
Removed from service	190	16
Disposals of businesses	183	81
Translation and other, net	(23)	9
Balance as of December 31	(4,288)	(4,201)
Computer software [member] | Accumulated Amortization [Member] | Acquisitions - Business Combinations [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	(187)	(152)
Amortization	(72)	(39)
Removed from service	2
Disposals of businesses	0
Translation and other, net	1	4
Balance as of December 31	(256)	(187)
Computer software [member] | Accumulated Amortization [Member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	(75)	(77)
Amortization	(3)	(6)
Removed from service	0	8
Disposals of businesses	0
Translation and other, net	0
Balance as of December 31	$ (78)	$ (75)